Stockholders’ Equity - Schedule of Warrant Activity (Details) - Warrant [Member] - $ / shares		3 Months Ended
	Dec. 31, 2024	Mar. 31, 2026
Schedule of Warrant Activity [Line Items]
Warrants, outstanding	2,401,378
Weighted Average Exercise Price, outstanding	$ 12.51
Weighted Average Remaining Contractual Life (in years), outstanding	3 years 6 months 18 days	3 years 4 months 2 days
Warrants, Granted		60,594
Weighted Average Exercise Price, Granted		$ 10
Weighted Average Remaining Contractual Life (in years), Granted		5 years
Warrants, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contractual Life (in years), Exercised
Warrants, Forfeited/Cancelled
Weighted Average Exercise Price, Forfeited/Cancelled
Weighted Average Remaining Contractual Life (in years), Forfeited/Cancelled
Warrants, outstanding		2,461,972
Weighted Average Exercise Price, outstanding		$ 12.45
Warrants, exercisable		2,461,972
Weighted Average Exercise Price, exercisable		$ 12.45
Weighted Average Remaining Contractual Life (in years), exercisable		3 years 4 months 2 days